Auditors' fees	12 Months Ended
Dec. 31, 2022
Auditors' fees
Auditors' fees

Note 22    Auditors’ fees

As required by Decree no. 2008-1487 of December 30, 2008, the following table shows the amount of fees of the auditors of the parent company and their partner firms in respect of the fully consolidated subsidiaries.

(in millions of euros)		Audit and related services					Other services	Total
		Statutory audit fees, certification,		Services required		Sub-total	rendered by
		auditing of the accounts		by the law			auditors' networks to
		o/w issuer		o/w issuer			fully-consolidated
Deloitte							subsidiaries
2022		8.8	4.6	—	—	8.8	0.3	9.1
	%	96%	50%	—%	—	97%	3%	100%
2021		8.2	4.6	—	—	8.2	0.1	8.4
	%	98%	55%	—%	—	99%	1%	100%
KPMG
2022		10.9	4.3	0.1	—	11.0	0.9	11.9
	%	92%	36%	1%	—	92%	8%	100%
2021		9.9	4.4	0.2	0.2	10.1	0.4	10.5
	%	94%	42%	2%	2%	96%	4%	100%
2020		10.2	5.1	0.5	0.2	10.7	0.1	10.8
	%	94%	47%	5%	2%	99%	1%	100%
EY
2022		—	—	—	—	—	—	—
2021		—	—	—	—	—	0.4	0.4
	%	—	—	—	—	—	100%	100%
2020		10.0	5.2	—	—	10.1	0.4	10.5
	%	96%	50%	—%	—%	96%	4%	100%

The services provided by the statutory auditors were authorized pursuant to the rules adopted by the Audit Committee and updated each year since October 2016. No fiscal services were provided by the statutory auditors.